Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
Calculation of Basic and Diluted Loss per Share
The components of the calculation of basic and diluted net loss per common share in each of the periods comprising the accompanying consolidated unaudited interim condensed statements of comprehensive income/(loss) are as follows:

	Six months ended June 30,	Six months ended June 30,
	2019	2020
Net income/(loss) and comprehensive income/(loss)	$316,572	$(404,468)
Less: Cumulative dividends on Series A Preferred Shares	(1,670,819)	—
Net loss and comprehensive loss available to common shareholders	(1,354,247)	(404,468)
Weighted average number of common shares outstanding, basic and diluted	2,400,000	8,027,649
Net loss per common share, basic and diluted	$(0.56)	$(0.05)